Earnings per share (EPS) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Basic EPS
Basic earnings from continuing operations	£ 2,216	£ 2,714	£ 2,182
Basic earnings from discontinued operations	74	5,083	171
Basic total earnings	£ 2,290	£ 7,797	£ 2,353
Basic EPS (continuing) (in GBP per share)	£ 0.600	£ 0.742	£ 0.606
Basic EPS (discontinuing) (in GBP per share)	0.020	1.389	0.048
Total basic earnings per share (in GBP per share)	£ 0.620	£ 2.131	£ 0.654
Weighted average number of shares – basic (in shares)	3,692	3,659	3,599
Diluted EPS
Diluted earnings from continuing operations	£ 2,216	£ 2,714	£ 2,182
Diluted earnings from discontinued operations	74	5,083	171
Diluted total earnings	£ 2,290	£ 7,797	£ 2,353
Diluted EPS (continuing) (in GBP per share)	£ 0.597	£ 0.738	£ 0.603
Diluted EPS (discontinuing) (in GBP per share)	0.020	1.383	0.047
Diluted EPS (in GBP per share)	£ 0.617	£ 2.121	£ 0.650
Weighted average number of shares – diluted (in shares)	3,709	3,676	3,616
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	3,692	3,659	3,599
Effect of dilutive potential ordinary shares – employee share plans (in shares)	17	17	17
Weighted average number of shares – diluted (in shares)	3,709	3,676	3,616